Subsequent Events - Issuance of Senior Secured Note (Details) $ in Thousands	Nov. 14, 2024 USD ($)	Sep. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Long-term debt		$ 197,876			$ 193,289
Senior Notes
Subsequent Event [Line Items]
Long-term debt	$ 25,643
Potential prepayment premium, percentage				0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets				0.50
Amount of outstanding principal due on each payment date, percentage				0.01
Period for which outstanding principal triggers a payment				30 days
Senior Notes | Personal Guarantor
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				0.51
Senior Notes - Cash Escrow Account
Subsequent Event [Line Items]
Interest rate				3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Subsequent Event [Line Items]
Interest rate				13.00%
Subsequent Event | Senior Notes
Subsequent Event [Line Items]
Long-term debt			$ 25,000
Maximum aggregate principal amount				$ 25,773
Potential prepayment premium, percentage				0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets				0.50
Amount of outstanding principal due on each payment date, percentage				0.01
Period for which outstanding principal triggers a payment				30 days
Subsequent Event | Senior Notes | Personal Guarantor
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				0.51
Subsequent Event | Senior Notes | LGM Enterprises, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Subsequent Event | Senior Notes | LGM Enterprises, LLC | FlyExclusive Jet Share, LLC
Subsequent Event [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage				1
Subsequent Event | Senior Notes, Purchase or Refinancing of Aircraft
Subsequent Event [Line Items]
Maximum aggregate principal amount				$ 25,000
Subsequent Event | Senior Notes - Cash Escrow Account
Subsequent Event [Line Items]
Interest rate				3.00%
Subsequent Event | Senior Notes - Principal Withdrawn and Released to Borrower
Subsequent Event [Line Items]
Interest rate				13.00%